    UNITED STATES

    SECURITIES AND EXCHANGE COMMISSION

    Washington D.C. 20549

    FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

    ASSET-BACKED SECURITIES

    Commission File Number of issuing entity:  333-206987-01

    Central Index Key Number of Issuing entity:  0001696707

    BBCMS Mortgage Trust 2017-C1

    (Exact name of issuing entity as specified in its charter)

    Commission File Number of depositor:  333-206987

    Central Index Key Number of depositor:  0001541480

    Barclays Commercial Mortgage Securities LLC

    (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000312070

    Barclays Bank PLC

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001685185

    UBS AG

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001592182

    Rialto Mortgage Finance, LLC

    (Exact name of Sponsor as specified in its charter)

    Daniel Vinson  (212) 412-7519

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   Barclays Commercial Mortgage Securities LLC

   (Depositor)

   /s/   Daniel Vinson

   Daniel Vinson, Managing Director

   Dated :  March 30, 2017

   EXHIBIT INDEX

   Exhibit Number               Description

   EX 102                      Asset Data File

   EX 103                      Asset Related Document